Loan Receivable – Related Party (Details) ¥ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 CNY (¥)
Receivables [Abstract]
Amount invested					$ 817,000	¥ 5.7
Interest rate			19.00%	19.00%	35.00%	35.00%
Return of investment			$ 399,000	¥ 2.6
Amount received	$ 306,000	¥ 2.0
Non interest bearing loan	$ 93,000	¥ 0.6